Business Segments, Concentration of Credit Risk and Significant Customers (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Business Segments, Concentration of Credit Risk and Significant Customers (Details) [Line Items]
Total net revenue percentage	10.00%	10.00%
Customers percentage		10.00%
Accounts receivable percentage		79.00%	96.00%
Provision for doubtful accounts (in Dollars)		$ 183,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Business Segments, Concentration of Credit Risk and Significant Customers (Details) [Line Items]
Customers accounted percentage	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Business Segments, Concentration of Credit Risk and Significant Customers (Details) [Line Items]
Customers accounted percentage	82.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Business Segments, Concentration of Credit Risk and Significant Customers (Details) [Line Items]
Customers accounted percentage		79.00%
Customer Four [Member]
Business Segments, Concentration of Credit Risk and Significant Customers (Details) [Line Items]
Number of customers		4
Customer One [Member]
Business Segments, Concentration of Credit Risk and Significant Customers (Details) [Line Items]
Number of customers		1
Customer Three [Member]
Business Segments, Concentration of Credit Risk and Significant Customers (Details) [Line Items]
Number of customers			3